Note 21 - Reconciliation of revenues from segment to consolidated, International (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 10,724	$ 8,469	$ 10,024
Inter-segment net operating revenues	2,739	1,728	916
Net operating revenues	13,463	10,197	10,940
Cost of sales	(9,759)	(7,437)	(8,735)
Depreciation, depletion and amortization	(861)	(870)	(564)
Exploration, including exploratory dry holes	(704)	(503)	(472)
Impairment	(56)	0	(348)
Selling, general and administrative expenses	(807)	(731)	(788)
Research and development expenses	(1)	0	(3)
Other operating expenses	(185)	(146)	(473)
Costs and expenses	(12,373)	(9,689)	(11,383)
Operating income (loss)	1,090	508	(443)
Equity in results of non-consolidated companies	(1)	(16)	71
Other taxes	(119)	(77)	(126)
Other expenses, net	106	(183)	(107)
Income (loss) before income taxes	1,076	232	(605)
Income tax benefits (expense)	(238)	(319)	(213)
Net income (loss) for the year	838	(87)	(818)
Less: Net income (loss) attributable to the noncontrolling interest	(39)	(67)	10
Net income (loss) attributable to Petrobras	799	(154)	(808)
Exploration and Production [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	720	824	1,383
Inter-segment net operating revenues	2,993	2,119	1,458
Net operating revenues	3,713	2,943	2,841
Cost of sales	(928)	(899)	(901)
Depreciation, depletion and amortization	(718)	(721)	(419)
Exploration, including exploratory dry holes	(704)	(508)	(472)
Impairment	(6)	0	(123)
Selling, general and administrative expenses	(155)	(143)	(197)
Research and development expenses	0	0	0
Other operating expenses	(7)	(7)	(170)
Costs and expenses	(2,518)	(2,278)	(2,282)
Operating income (loss)	1,195	665	559
Equity in results of non-consolidated companies	(4)	(24)	41
Other taxes	(76)	(17)	(18)
Other expenses, net	53	(30)	(87)
Income (loss) before income taxes	1,168	594	495
Income tax benefits (expense)	(306)	(190)	(267)
Net income (loss) for the year	862	404	228
Less: Net income (loss) attributable to the noncontrolling interest	0	(7)	(132)
Net income (loss) attributable to Petrobras	862	397	96
Refining, Transportation & Marketing [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	5,401	4,484	5,611
Inter-segment net operating revenues	2,087	1,454	1,702
Net operating revenues	7,488	5,938	7,313
Cost of sales	(6,961)	(5,588)	(7,341)
Depreciation, depletion and amortization	(70)	(86)	(83)
Exploration, including exploratory dry holes	0	0	0
Impairment	(50)	0	(223)
Selling, general and administrative expenses	(140)	(151)	(162)
Research and development expenses	0	0	0
Other operating expenses	(252)	(177)	(280)
Costs and expenses	(7,473)	(6,002)	(8,089)
Operating income (loss)	15	(64)	(776)
Equity in results of non-consolidated companies	3	11	(1)
Other taxes	(3)	(3)	(1)
Other expenses, net	34	(157)	(2)
Income (loss) before income taxes	49	(213)	(780)
Income tax benefits (expense)	(6)	80	(30)
Net income (loss) for the year	43	(133)	(810)
Less: Net income (loss) attributable to the noncontrolling interest	0	9	161
Net income (loss) attributable to Petrobras	43	(124)	(649)
Gas & Power [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	484	390	424
Inter-segment net operating revenues	39	51	49
Net operating revenues	523	441	473
Cost of sales	(417)	(334)	(350)
Depreciation, depletion and amortization	(19)	(15)	(15)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(9)	(14)	(25)
Research and development expenses	0	0	0
Other operating expenses	7	6	24
Costs and expenses	(438)	(357)	(366)
Operating income (loss)	85	84	107
Equity in results of non-consolidated companies	(2)	3	9
Other taxes	(1)	(1)	(1)
Other expenses, net	0	0	1
Income (loss) before income taxes	82	86	116
Income tax benefits (expense)	2	(1)	(2)
Net income (loss) for the year	84	85	114
Less: Net income (loss) attributable to the noncontrolling interest	(1)	(1)	(32)
Net income (loss) attributable to Petrobras	83	84	82
Distribution [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	4,095	2,740	2,604
Inter-segment net operating revenues	33	44	72
Net operating revenues	4,128	2,784	2,676
Cost of sales	(3,834)	(2,546)	(2,512)
Depreciation, depletion and amortization	(27)	(26)	(22)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	(2)
Selling, general and administrative expenses	(263)	(195)	(132)
Research and development expenses	0	(2)	0
Other operating expenses	10	14	5
Costs and expenses	(4,114)	(2,753)	(2,663)
Operating income (loss)	14	31	13
Equity in results of non-consolidated companies	9	9	0
Other taxes	(3)	(1)	(2)
Other expenses, net	(5)	2	0
Income (loss) before income taxes	15	41	11
Income tax benefits (expense)	(8)	(9)	(1)
Net income (loss) for the year	7	32	10
Less: Net income (loss) attributable to the noncontrolling interest	0	0	2
Net income (loss) attributable to Petrobras	7	32	12
Corporate [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	11	2
Inter-segment net operating revenues	0	5	0
Net operating revenues	0	16	2
Cost of sales	0	(3)	(4)
Depreciation, depletion and amortization	(27)	(22)	(25)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(243)	(228)	(272)
Research and development expenses	(1)	0	(3)
Other operating expenses	60	10	(52)
Costs and expenses	(211)	(245)	(356)
Operating income (loss)	(211)	(229)	(354)
Equity in results of non-consolidated companies	(7)	(15)	22
Other taxes	(36)	(55)	(104)
Other expenses, net	19	2	(19)
Income (loss) before income taxes	(235)	(297)	(455)
Income tax benefits (expense)	80	(199)	87
Net income (loss) for the year	(155)	(496)	(368)
Less: Net income (loss) attributable to the noncontrolling interest	(38)	(68)	11
Net income (loss) attributable to Petrobras	(193)	(564)	(357)
Eliminations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	24	20	0
Inter-segment net operating revenues	(2,413)	(1,945)	(2,365)
Net operating revenues	(2,389)	(1,925)	(2,365)
Cost of sales	2,381	1,933	2,373
Depreciation, depletion and amortization	0	0	0
Exploration, including exploratory dry holes	0	5	0
Impairment	0	0	0
Selling, general and administrative expenses	3	0	0
Research and development expenses	0	(2)	0
Other operating expenses	(3)	8	0
Costs and expenses	2,381	1,946	2,373
Operating income (loss)	(8)	21	8
Equity in results of non-consolidated companies	0	0	0
Other taxes	0	0	0
Other expenses, net	5	0	0
Income (loss) before income taxes	(3)	21	8
Income tax benefits (expense)	0	0	0
Net income (loss) for the year	(3)	21	8
Less: Net income (loss) attributable to the noncontrolling interest	0	0	0
Net income (loss) attributable to Petrobras	$ (3)	$ 21	$ 8